International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 5.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M2, 4.014%, (30-day SOFR + 2.50%), 1/25/42(1)(2)	$1,800	$ 1,629,524
Total Collateralized Mortgage Obligations (identified cost $1,687,106)		$ 1,629,524

Foreign Corporate Bonds — 6.4%
Security	Principal Amount (000's omitted)		Value
Iceland — 5.8%
Arion Banki HF, 6.00%, 4/12/24(3)	ISK	100,000	$ 731,680
Islandsbanki HF, 6.40%, 10/26/23	ISK	40,000	294,964
Landsbankinn HF, 5.00%, 11/23/23(3)	ISK	120,000	872,004
			$ 1,898,648
India — 0.6%
Indian Railway Finance Corp., Ltd., 3.57%, 1/21/32(3)	USD	200	$ 174,278
			$ 174,278
Total Foreign Corporate Bonds (identified cost $2,421,065)			$ 2,072,926

Sovereign Government Bonds — 64.7%
Security	Principal Amount (000's omitted)		Value
Australia — 9.2%
Australian Capital Territory, 1.25%, 5/22/25(3)	AUD	2,350	$ 1,565,731
New South Wales Treasury Corp., 4.00%, 5/20/26(3)	AUD	1,967	1,420,507
			$ 2,986,238
China — 4.0%
China Government Bond:
2.37%, 1/20/27	CNY	6,200	$ 914,572
3.53%, 10/18/51	CNY	2,520	391,445
			$ 1,306,017
Colombia — 3.6%
Titulos De Tesoreria B:
5.75%, 11/3/27	COP	1,654,000	$ 298,936
Security	Principal Amount (000's omitted)		Value
Colombia (continued)
Titulos De Tesoreria B: (continued)
6.00%, 4/28/28	COP	2,295,000	$ 405,000
7.00%, 3/26/31	COP	1,409,600	239,069
7.00%, 6/30/32	COP	1,367,900	224,857
			$ 1,167,862
Croatia — 0.3%
Croatia Government International Bond, 1.75%, 3/4/41(3)	EUR	117	$ 94,527
			$ 94,527
Dominican Republic — 1.7%
Dominican Republic:
8.00%, 1/15/27(3)	DOP	3,970	$ 61,342
8.00%, 2/12/27(3)	DOP	20,150	313,069
13.00%, 6/9/34(3)	DOP	10,600	196,921
			$ 571,332
Egypt — 1.0%
Arab Republic of Egypt:
7.50%, 2/16/61(3)	USD	200	$ 112,492
8.875%, 5/29/50(3)	USD	388	230,903
			$ 343,395
Honduras — 1.0%
Honduras Government International Bond, 7.50%, 3/15/24(3)	USD	317	$ 311,132
			$ 311,132
Iceland — 0.1%
Republic of Iceland, 5.00%, 11/15/28	ISK	3,916	$ 27,755
			$ 27,755
India — 2.5%
Export-Import Bank of India, 2.25%, 1/13/31(3)	USD	1,000	$ 821,437
			$ 821,437
Indonesia — 3.3%
Indonesia Government Bond, 6.50%, 2/15/31	IDR	11,107,000	$ 724,492
Indonesia Government International Bond, 3.85%, 10/15/30	USD	375	365,647
			$ 1,090,139

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Italy — 6.1%
Italy Buoni Poliennali Del Tesoro, 0.00%, 8/1/26(3)	EUR	2,100	$ 1,979,419
			$ 1,979,419
Ivory Coast — 0.8%
Ivory Coast Government International Bond, 6.625%, 3/22/48(3)	EUR	350	$ 250,599
			$ 250,599
Jordan — 0.5%
Kingdom of Jordan, 7.375%, 10/10/47(3)	USD	200	$ 161,116
			$ 161,116
Mexico — 2.5%
Mexican Udibonos Bond, 2.75%, 11/27/31	MXN	18,533	$ 822,693
			$ 822,693
Mongolia — 0.5%
Mongolia Government International Bond, 5.125%, 4/7/26(3)	USD	200	$ 176,931
			$ 176,931
New Zealand — 5.2%
New Zealand Government Bond, 3.00%, 9/20/30(3)(4)	NZD	2,324	$ 1,688,448
			$ 1,688,448
Oman — 1.1%
Oman Government International Bond:
6.50%, 3/8/47(3)	USD	200	$ 173,336
6.75%, 1/17/48(3)	USD	200	177,756
			$ 351,092
Peru — 0.8%
Peru Government Bond:
6.15%, 8/12/32	PEN	355	$ 77,879
6.95%, 8/12/31	PEN	845	198,744
			$ 276,623
Philippines — 1.8%
Republic of the Philippines, 6.25%, 1/14/36	PHP	34,000	$ 592,851
			$ 592,851
Security	Principal Amount (000's omitted)		Value
Romania — 0.8%
Romania Government International Bond, 3.375%, 1/28/50(3)	EUR	405	$ 269,667
			$ 269,667
Serbia — 4.7%
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	187,260	$ 1,543,152
			$ 1,543,152
South Africa — 5.4%
Republic of South Africa, 10.50%, 12/21/26	ZAR	27,560	$ 1,751,022
			$ 1,751,022
South Korea — 4.8%
Korea Treasury Bond, 4.00%, 12/10/31	KRW	1,901,500	$ 1,560,960
			$ 1,560,960
Ukraine — 1.8%
Ukraine Government Bond:
10.95%, 11/1/23(5)	UAH	302	$ 4,482
11.67%, 11/22/23(5)	UAH	1,508	22,382
15.84%, 2/26/25(5)	UAH	45,809	546,141
15.97%, 4/19/23(5)	UAH	70	1,226
			$ 574,231
Uruguay — 1.2%
Uruguay Government Bond, 3.875%, 7/2/40(4)	UYU	15,608	$ 376,905
			$ 376,905
Total Sovereign Government Bonds (identified cost $25,514,040)			$21,095,543

U.S. Government Agency Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 4.078%, (COF + 1.79%), with maturity at 2035(6)	$127	$ 134,077
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $126,818)		$ 134,077

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 3.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 1.75%, 8/15/41	$1,340	$ 1,047,451
U.S. Treasury Inflation-Protected Bond, 0.125%, 2/15/52(7)	280	234,168
Total U.S. Treasury Obligations (identified cost $1,273,742)		$ 1,281,619

Short-Term Investments — 10.1%
Sovereign Government Securities — 2.4%
Security	Principal Amount (000's omitted)		Value
Israel — 2.3%
Bank of Israel Treasury Bill:
0.00%, 8/3/22	ILS	1,035	$ 305,128
0.00%, 9/7/22	ILS	1,393	410,188
0.00%, 10/7/22	ILS	122	35,861
			$ 751,177
Ukraine — 0.1%
Ukraine Treasury Bill, 0.00%, 3/1/23(5)	UAH	1,775	$ 40,742
			$ 40,742
Total Sovereign Government Securities (identified cost $812,248)			$ 791,919

U.S. Treasury Obligations — 7.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 8/2/22(8)	$1,400	$ 1,399,931
0.00%, 8/9/22(8)	400	399,821
0.00%, 8/16/22	700	699,402
Total U.S. Treasury Obligations (identified cost $2,499,254)		$ 2,499,154
Total Short-Term Investments (identified cost $3,311,502)		$ 3,291,073
Value
Total Purchased Options — 0.0%(9) (identified cost $32,900)	$ 1,236
Total Investments — 90.5% (identified cost $34,367,173)	$29,505,998
Total Written Swaptions — (0.0)%(9) (premiums received $44,000)	$ (13,524)
Other Assets, Less Liabilities — 9.5%	$ 3,104,284
Net Assets — 100.0%	$32,596,758
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $1,629,524 or 5.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $11,783,295 or 36.1% of the Portfolio's net assets.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2022.
(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(9)	Amount is less than 0.05% or (0.05)%, as applicable.

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Purchased Call Options — 0.0%(1)
Description	Counterparty	Notional Amount		Spread	Expiration Date	Value
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	23,500,000	1.09%	1/4/23	$ 1,236
Total						$ 1,236
(1)	Amount is less than 0.05%.
Written Interest Rate Swaptions — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 11/3/22 to pay 3.06% and receive SOFR	Bank of America, N.A.	USD	(1,000,000)	11/3/22	$(4,681)
Option to enter into interest rate swap expiring 5/3/23 to pay 3.31% and receive SOFR	Bank of America, N.A.	USD	(1,000,000)	5/3/23	(8,843)
Total					$(13,524)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
JPY	109,000,000	USD	822,601	8/15/22	$ (4,442)
JPY	162,114,926	USD	1,249,267	8/15/22	(32,425)
JPY	275,030,773	USD	2,111,951	8/15/22	(47,557)
USD	389,415	IDR	5,623,151,517	8/22/22	10,150
USD	389,065	IDR	5,623,151,518	8/22/22	9,799
USD	368,305	PHP	19,480,000	8/25/22	16,875
USD	303,047	PHP	16,020,000	8/25/22	14,038
USD	837,783	ZAR	13,418,611	8/25/22	32,579
PEN	551,297	USD	145,749	8/31/22	(5,824)
USD	149,760	PEN	551,298	8/31/22	9,835
KRW	556,618,900	USD	445,982	9/15/22	(18,736)
AUD	1,125,925	USD	766,768	9/21/22	20,526
AUD	1,580,000	USD	1,088,246	9/21/22	16,558
AUD	952,000	USD	662,506	9/21/22	3,173
EUR	18,639,427	USD	19,968,593	9/21/22	(851,572)
IDR	8,514,000,000	USD	561,980	9/21/22	11,391
IDR	9,131,000,249	USD	603,623	9/21/22	11,300
IDR	1,616,072,205	USD	109,201	9/21/22	(368)
IDR	2,050,500,000	USD	138,557	9/21/22	(467)
IDR	19,948,929,662	USD	1,374,362	9/21/22	(30,910)
NZD	430,000	USD	271,192	9/21/22	(826)
NZD	550,000	USD	346,873	9/21/22	(1,056)

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
NZD	1,170,000	USD	738,421	9/21/22	$ (2,774)
PEN	1,105,596	USD	276,330	9/21/22	3,588
PEN	989,200	USD	261,382	9/21/22	(10,933)
SEK	17,150,000	USD	1,741,435	9/21/22	(50,057)
USD	3,327,581	AUD	4,831,243	9/21/22	(50,630)
USD	239,775	COP	1,005,314,550	9/21/22	7,320
USD	193,680	COP	825,272,576	9/21/22	2,856
USD	42,451	COP	177,114,784	9/21/22	1,497
USD	17,199	COP	75,857,759	9/21/22	(341)
USD	221,872	COP	962,016,443	9/21/22	(571)
USD	15,743	COP	73,534,342	9/21/22	(1,260)
USD	51,041	COP	226,732,349	9/21/22	(1,386)
USD	54,016	COP	239,939,995	9/21/22	(1,464)
USD	28,502	COP	131,100,836	9/21/22	(1,812)
USD	130,842	COP	585,058,138	9/21/22	(4,439)
USD	233,693	COP	1,038,063,745	9/21/22	(6,334)
USD	6,406,937	EUR	5,980,473	9/21/22	273,228
USD	2,238,951	EUR	2,089,920	9/21/22	95,481
USD	1,915,133	EUR	1,787,656	9/21/22	81,672
USD	1,518,408	EUR	1,417,338	9/21/22	64,753
USD	1,247,537	EUR	1,164,497	9/21/22	53,202
USD	831,058	EUR	775,740	9/21/22	35,441
USD	825,867	EUR	770,895	9/21/22	35,220
USD	561,607	EUR	524,225	9/21/22	23,950
USD	513,936	EUR	479,727	9/21/22	21,917
USD	452,536	EUR	422,414	9/21/22	19,299
USD	711,978	IDR	10,334,391,377	9/21/22	16,013
USD	252,605	IDR	3,666,572,205	9/21/22	5,681
USD	214,176	IDR	3,184,574,538	9/21/22	(288)
USD	64,915	IDR	971,166,280	9/21/22	(488)
USD	187,533	IDR	2,811,000,000	9/21/22	(1,772)
USD	180,622	IDR	2,710,450,000	9/21/22	(1,912)
USD	211,212	IDR	3,167,130,000	9/21/22	(2,076)
USD	203,819	IDR	3,061,560,000	9/21/22	(2,361)
USD	269,701	IDR	4,042,787,424	9/21/22	(2,558)
USD	212,845	IDR	3,200,000,000	9/21/22	(2,657)
USD	266,383	IDR	4,000,000,000	9/21/22	(2,996)
USD	57,029	MXN	1,177,804	9/21/22	(218)
USD	744,952	MXN	15,700,910	9/21/22	(18,189)
USD	1,933,930	NZD	2,998,178	9/21/22	48,801
USD	18,596	NZD	28,830	9/21/22	469
USD	244,512	PEN	928,000	9/21/22	9,558
USD	254,195	PEN	989,200	9/21/22	3,746
USD	52,690	PEN	200,000	9/21/22	2,053

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	9,888	PEN	37,574	9/21/22	$ 375
USD	280,231	PEN	1,105,596	9/21/22	313
USD	1,083,317	ZAR	17,334,150	9/21/22	46,156
IDR	2,435,000,000	USD	161,902	10/11/22	1,895
IDR	1,398,000,000	USD	92,934	10/11/22	1,107
IDR	1,143,000,000	USD	76,033	10/11/22	854
USD	75,028	IDR	1,143,000,000	7/11/23	(756)
USD	91,708	IDR	1,398,000,000	7/11/23	(983)
USD	159,724	IDR	2,435,000,000	7/11/23	(1,723)
					$(152,492)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ILS	1,998	USD	581	Standard Chartered Bank	8/1/22	$ 6	$ —
MXN	1,177,804	USD	57,581	Standard Chartered Bank	8/1/22	195	—
MXN	9,647,795	USD	475,961	Standard Chartered Bank	8/1/22	—	(2,693)
USD	819,876	ILS	2,602,901	JPMorgan Chase Bank, N.A.	8/1/22	54,125	—
USD	540,074	MXN	10,825,599	Standard Chartered Bank	8/1/22	9,030	—
USD	326,749	ILS	1,033,410	JPMorgan Chase Bank, N.A.	8/3/22	22,714	—
USD	553	ILS	1,901	Standard Chartered Bank	8/3/22	—	(7)
EUR	157,834	USD	160,358	Bank of America, N.A.	8/5/22	990	—
USD	1,651,172	EUR	1,650,000	Standard Chartered Bank	8/5/22	—	(35,555)
SGD	2,140,000	USD	1,561,411	Standard Chartered Bank	8/31/22	—	(12,164)
USD	106,022	ILS	370,268	Goldman Sachs International	9/7/22	—	(3,130)
USD	39,307	ILS	136,962	Standard Chartered Bank	9/7/22	—	(1,068)
USD	262	ILS	898	UBS AG	9/7/22	—	(3)
USD	254,998	ILS	885,049	Goldman Sachs International	9/8/22	—	(5,924)
THB	32,741,600	USD	931,941	Standard Chartered Bank	9/21/22	—	(39,392)
USD	79,421	THB	2,900,000	Standard Chartered Bank	9/21/22	365	—
USD	63,818	THB	2,330,000	Standard Chartered Bank	9/21/22	301	—
USD	63,544	THB	2,320,000	Standard Chartered Bank	9/21/22	300	—
USD	82,066	THB	3,000,000	Standard Chartered Bank	9/21/22	285	—
USD	56,706	THB	2,070,000	Standard Chartered Bank	9/21/22	277	—
USD	58,032	THB	2,119,000	Standard Chartered Bank	9/21/22	267	—
USD	73,795	THB	2,700,000	Standard Chartered Bank	9/21/22	192	—
USD	65,577	THB	2,400,000	Standard Chartered Bank	9/21/22	152	—
USD	65,568	THB	2,400,000	Standard Chartered Bank	9/21/22	144	—
USD	73,736	THB	2,700,000	Standard Chartered Bank	9/21/22	133	—
USD	65,529	THB	2,400,000	Standard Chartered Bank	9/21/22	104	—
USD	64	ILS	219	Citibank, N.A.	10/7/22	—	(1)
USD	34,625	ILS	121,604	Goldman Sachs International	10/7/22	—	(1,298)

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	582,670	CNH	3,900,000	BNP Paribas	12/22/22	$ 3,269	$ —
USD	179,354	CNH	1,200,000	BNP Paribas	12/22/22	1,077	—
USD	104,582	CNH	700,000	BNP Paribas	12/22/22	587	—
USD	29,892	CNH	200,000	BNP Paribas	12/22/22	180	—
USD	134,465	CNH	900,000	JPMorgan Chase Bank, N.A.	12/22/22	757	—
USD	14,941	CNH	100,000	JPMorgan Chase Bank, N.A.	12/22/22	84	—
USD	164,325	CNH	1,100,000	Standard Chartered Bank	12/22/22	904	—
USD	149,520	CNH	1,000,501	Standard Chartered Bank	12/22/22	881	—
USD	29,877	CNH	200,000	Standard Chartered Bank	12/22/22	164	—
USD	25,555	CNH	171,000	Standard Chartered Bank	12/22/22	151	—
						$97,634	$(101,235)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/4/22	COP	160,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$ 37,322	$ (178)
8/11/22	COP	687,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	160,415	(4,424)
8/17/22	COP	641,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	149,522	3,652
8/19/22	COP	350,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	81,642	(1,211)
8/22/22	COP	699,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	163,051	(2,349)
8/23/22	COP	233,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	54,351	1,060
8/24/22	COP	991,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	231,164	5,975
8/25/22	COP	213,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	49,685	1,146
8/26/22	COP	1,056,780	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	246,508	(6,077)
8/26/22	COP	400,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	93,306	(1,067)
8/26/22	COP	240,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	55,983	(755)
8/29/22	COP	301,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	70,212	1,477
8/30/22	COP	303,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	70,679	(1,228)
9/1/22	COP	158,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	36,856	692
9/29/22	COP	645,915	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	150,668	—
9/29/22	COP	309,900	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	72,288	1,867

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
9/30/22	COP	369,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$ 86,074	$ 1,262
9/30/22	COP	240,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	55,983	1,137
						$979
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	8	Long	9/21/22	$ 969,125	$ 7,000
Euro-Bobl	(15)	Short	9/8/22	(1,960,342)	(59,023)
Euro-Bund	(1)	Short	9/8/22	(161,116)	(8,248)
Euro-Buxl	(2)	Short	9/8/22	(379,794)	(38,913)
U.S. 5-Year Treasury Note	(2)	Short	9/30/22	(227,454)	(344)
U.S. Long Treasury Bond	(1)	Short	9/21/22	(144,000)	(3,375)
U.S. Ultra 10-Year Treasury Note	(7)	Short	9/21/22	(918,750)	(2,588)
U.S. Ultra-Long Treasury Bond	(1)	Short	9/21/22	(158,312)	(1,391)
					$(106,882)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 29,942
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	29,942
EUR	200	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	19,934
EUR	280	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	30,582
EUR	200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(21,148)

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	$(31,723)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(31,860)
EUR	280	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(36,177)
USD	880	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(38,232)
USD	430	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.13% (pays upon termination)	3/29/32	1,523
USD	170	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.16% (pays upon termination)	3/30/32	1,266
USD	88	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.04% (pays upon termination)	3/31/32	(418)
USD	1,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(58,637)
USD	450	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(20,513)
USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	26,390
USD	400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	12,994
USD	490	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	21,125
							$(65,010)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	7,060	Pays	6-month AUD Bank Bill (pays semi-annually)	1.58% (pays semi-annually)	1/17/24	$ (89,953)	$ —	$ (89,953)
BRL	1,310	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/4/27	4,452	—	4,452
CAD	3,870	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(36,293)	—	(36,293)
CAD	2,610	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(24,418)	—	(24,418)
CAD	2,280	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.45% (pays semi-annually)	7/21/27	38,530	1	38,531

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	100,630	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	$ (463)	$ —	$ (463)
CLP	66,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(1,833)	—	(1,833)
CLP	202,840	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	(3,074)	—	(3,074)
CLP	152,770	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.51% (pays semi-annually)	4/14/32	(295)	—	(295)
CLP	38,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	(416)	—	(416)
CLP	198,050	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	(2,438)	—	(2,438)
CLP	41,020	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	5/6/32	(588)	—	(588)
CLP	83,464	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.55% (pays semi-annually)	6/15/32	409	—	409
CLP	48,446	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.62% (pays semi-annually)	6/16/32	522	—	522
CNY	24,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.76% (pays quarterly)	6/1/26	56,375	—	56,375
CNY	1,450	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.45% (pays quarterly)	12/16/26	787	—	787
CNY	4,110	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.46% (pays quarterly)	9/21/27	161	—	161
CNY	4,320	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.46% (pays quarterly)	9/21/27	169	—	169
CNY	1,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	101	—	101
CNY	3,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	174	—	174
CNY	1,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	338	—	338
CNY	1,600	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	470	—	470
CNY	1,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.51% (pays quarterly)	9/21/27	376	—	376

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	1,600	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	$ 688	$ —	$ 688
CNY	500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	229	—	229
CNY	1,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	686	—	686
CNY	1,600	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.53% (pays quarterly)	9/21/27	742	—	742
COP	347,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	7,759	—	7,759
COP	984,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	21,644	—	21,644
COP	303,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	6,515	—	6,515
COP	636,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	13,579	—	13,579
COP	246,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.12% (pays quarterly)	11/26/25	5,192	—	5,192
COP	310,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	6,512	—	6,512
COP	318,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	6,595	—	6,595
COP	651,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	13,191	—	13,191
COP	853,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	12,895	—	12,895
COP	210,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	862	—	862
COP	400,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	1,200	—	1,200
COP	211,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	480	—	480
COP	213,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	74	—	74
COP	147,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	(145)	—	(145)

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	351,773	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	$ (1,515)	$ —	$ (1,515)
COP	131,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(730)	(2)	(732)
COP	252,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(1,570)	—	(1,570)
COP	1,132,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	40,747	—	40,747
COP	480,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	16,928	—	16,928
COP	514,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	17,812	—	17,812
COP	181,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	7,975	—	7,975
COP	129,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	5,680	—	5,680
ILS	1,850	Pays	3-month ILS TELBOR (pays quarterly)	2.47% (pays annually)	9/21/27	2,649	—	2,649
JPY	80,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	(7,688)	—	(7,688)
JPY	90,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	(8,649)	—	(8,649)
KRW	6,626,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(72,655)	—	(72,655)
KRW	4,556,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(49,928)	—	(49,928)
KRW	1,595,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(17,343)	—	(17,343)
KRW	3,112,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	7/25/25	19,420	—	19,420
MXN	10,320	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.56% (pays monthly)	9/15/27	8,929	—	8,929
NZD	3,880	Pays	3-month NZD Bank Bill (pays quarterly)	2.69% (pays semi-annually)	1/18/24	(28,795)	—	(28,795)
NZD	3,780	Pays	3-month NZD Bank Bill (pays quarterly)	2.71% (pays semi-annually)	1/18/24	(27,598)	—	(27,598)
PLN	650	Receives	6-month PLN WIBOR (pays semi-annually)	6.51% (pays annually)	6/28/32	(12,724)	—	(12,724)

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	650	Receives	6-month PLN WIBOR (pays semi-annually)	6.78% (pays annually)	6/28/32	$ (15,621)	$ —	$ (15,621)
PLN	800	Receives	6-month PLN WIBOR (pays semi-annually)	6.99% (pays annually)	9/21/32	(22,422)	—	(22,422)
THB	19,815	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.29% (pays quarterly)	9/21/27	3,207	—	3,207
THB	70,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.37% (pays semi-annually)	10/17/29	(131,789)	—	(131,789)
TWD	160,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.00% (pays quarterly)	3/16/27	13,963	—	13,963
USD	500	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	20,336	—	20,336
USD	500	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	20,450	—	20,450
USD	820	Receives	SOFR (pays annually)	2.85% (pays annually)	3/30/32	(34,363)	(3,206)	(37,569)
ZAR	7,280	Pays	3-month ZAR JIBAR (pays quarterly)	7.98% (pays quarterly)	9/21/27	(616)	—	(616)
Total						$(214,119)	$(3,207)	$(217,326)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Standard Chartered Bank	MYR	2,871	Pays	3-month MYR KLIBOR (pays quarterly)	3.55% (pays quarterly)	9/21/27	$165
Total							$165
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Greece	$2,669	1.00% (pays quarterly)(1)	1.72%	6/20/27	$ (81,897)	$ 31,284	$ (50,613)
Pemex	2,100	1.00% (pays quarterly)(1)	6.34	6/20/27	(432,697)	242,240	(190,457)
Total	$4,769				$(514,594)	$273,524	$(241,070)

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Goldman Sachs International	$ 300	1.00% (pays quarterly)(1)	0.64%	6/20/24	$ 2,351	$(1,691)	$ 660
Vietnam	Goldman Sachs International	900	1.00% (pays quarterly)(1)	1.38	6/20/27	(14,254)	6,782	(7,472)
Total		$1,200				$(11,903)	$ 5,091	$(6,812)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $5,969,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 95,164,830 (pays semi-annually)*	2.06% on CLP equivalent of CLF 3,000 (pays semi-annually)*	3/29/32	$(8,964)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 63,504,540 (pays semi-annually)*	2.10% on CLP equivalent of CLF 2,000 (pays semi-annually)*	4/8/32	(6,266)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 158,776,700 (pays semi-annually)*	2.25% on CLP equivalent of CLF 5,000 (pays semi-annually)*	4/11/32	(18,356)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 127,420,440 (pays semi-annually)*	2.00% on CLP equivalent of CLF 4,000 (pays semi-annually)*	4/14/32	(10,792)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 28,777,725 (pays semi-annually)*	1.85% on CLP equivalent of CLF 900 (pays semi-annually)*	4/20/32	(1,862)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 160,077,000 (pays semi-annually)*	1.84% on CLP equivalent of CLF 5,000 (pays semi-annually)*	4/22/32	(9,995)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 32,297,840 (pays semi-annually)*	2.07% on CLP equivalent of CLF 1,000 (pays semi-annually)*	5/6/32	(2,559)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 62,589,822 (pays semi-annually)*	2.20% on CLP equivalent of CLF 1,903 (pays semi-annually)*	6/15/32	(4,984)

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC) (continued)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 31,652,840 (pays semi-annually)*	2.27% on CLP equivalent of CLF 962 (pays semi-annually)*	6/16/32	$(2,748)
				$(66,526)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
DOP	– Dominican Peso
EUR	– Euro
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RSD	– Serbian Dinar
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– Taiwan New Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
ZAR	– South African Rand
At July 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and options contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Investments In Affiliated Funds
At July 31, 2022, the value of the Portfolio's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton
Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $0. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$54,663	$42,683,650	$(42,737,918)	$(395)	$ —	$ —	$2,070	—
Liquidity Fund	—	19,033,122	(19,033,122)	—	—	—	3,461	—
Total				$(395)	$ —	$ —	$5,531
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Collateralized Mortgage Obligations	$ —	$ 1,629,524	$ —	$ 1,629,524
Foreign Corporate Bonds	—	2,072,926	—	2,072,926
Sovereign Government Bonds	—	20,521,312	574,231	21,095,543
U.S. Government Agency Mortgage-Backed Securities	—	134,077	—	134,077
U.S. Treasury Obligations	—	1,281,619	—	1,281,619
Short-Term Investments:
Sovereign Government Securities	—	751,177	40,742	791,919
U.S. Treasury Obligations	—	2,499,154	—	2,499,154
Purchased Call Options	—	1,236	—	1,236
Total Investments	$ —	$28,891,025	$614,973	$29,505,998
Forward Foreign Currency Exchange Contracts	$ —	$ 1,110,303	$ —	$ 1,110,303
Non-Deliverable Bond Forward Contracts	—	18,268	—	18,268
Futures Contracts	7,000	—	—	7,000

International Income Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Swap Contracts	$ —	$ 556,017	$ —	$ 556,017
Total	$ 7,000	$30,575,613	$614,973	$31,197,586
Liability Description
Written Interest Rate Swaptions	$ —	$ (13,524)	$ —	$ (13,524)
Forward Foreign Currency Exchange Contracts	—	(1,266,396)	—	(1,266,396)
Non-Deliverable Bond Forward Contracts	—	(17,289)	—	(17,289)
Futures Contracts	(113,882)	—	—	(113,882)
Swap Contracts	—	(1,428,004)	—	(1,428,004)
Total	$(113,882)	$(2,725,213)	$ —	$(2,839,095)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2022 is not presented.
Investment Valuation – Derivatives. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Swaptions – A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.